Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Prepayments and Other Current Assets

	December 31, 2019	December 31, 2018
	RMB	RMB
Other receivables	23,072	19,206
Advances to suppliers	17,747	18,253

	40,819	37,459
Less: Provision for impairment	(3,413)	(3,439)

	37,406	34,020
Value-added tax to be deducted	48,560	42,153
Prepaid expenses	360	1,068
Prepaid income taxes	5,649	1,261
Other current assets	11,152	10,843

	103,127	89,345